Vessel Sale - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended
	Jan. 31, 2013	Jun. 30, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of property plant and equipment	$ 9,119	$ 9,119